Significant Accounting Policies (Details) - Schedule of classification of financial instruments	3 Months Ended
Mar. 31, 2023
Schedule of Classification of Financial Instruments [Abstract]
Cash	FVTPL
Receivables	Amortized cost
Restricted deposit	Amortized cost
Deposit	Amortized cost
Accounts payable and accrued liabilities	Amortized cost
Notes payable	Amortized cost